Kleinberg, Kaplan, Wolff & Cohen, P.C.
551 Fifth Avenue
New York, NY 10176

January 9, 2013

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100F Street, N.E.
Washington, D.C. 20549

Re:	Rochdale Core Alternative Strategies Fund, LLC (the “Fund”)
File No.: 811-21965

Dear Sir or Madam:

Transmitted herewith on behalf of the Fund is the preliminary proxy statement for the Fund in preparation for a special shareholder meeting (the “Meeting”) scheduled for the first quarter of 2013.  The purpose of the Meeting is the approval of the reclassification of the fund from a diversified fund to a non-diversified fund, a modification to the Fund’s investment program and a change to the Fund’s name.

This filing contains the following documents in preparation for the Meeting:

1.	Letter to Shareholders;
2.	Notice of the Special Shareholder Meeting;
3.	Proxy Statement; and
4.	Proxy Card.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (212) 880-9831.

Very truly yours,

/s/ Greg Kramer
Greg Kramer

Enclosures